Preferred Stock and Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock Activity
The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences of Former Dianthus as of December 31, 2022 were as follows:

	Issued Dates	Authorized Shares	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Amount	Proceeds (Net of Issuance Costs)
Series Seed 1 Convertible Preferred Stock	July 2019, April 2020 and December 2020	6,500,000	6,500,000	$1.000	$6,500	$6,436
Series Seed 2 Convertible Preferred Stock	May 2021	3,829,266	3,829,265	$3.9172	15,000	14,912
Series A Convertible Preferred Stock	April 2022	23,007,017	23,007,017	$4.3465	100,000	96,676

Total Convertible Preferred Stock		33,336,283	33,336,282		$121,500	$118,024